Finance income and charges - Narrative (Details) - Venezuela - Bs. / £	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Movement in Price Index in hyperinflationary economy	158.00%	479.00%
Venezuelan Bolivar Soberano
Disclosure of geographical areas [line items]
Closing foreign exchange rate	593	64